Summary of Significant Accounting Policies - Risks and Uncertainties including Business and Credit Concentrations (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Concentration Risk [Line Items]
Net assets | $	$ 223,020	$ 110,148	$ 71,059
China
Concentration Risk [Line Items]
Net assets | $	$ 14,300	$ 13,300	$ 5,800
Accounts receivable | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers | customer	10	10	10
Concentration risk, percentage	71.00%	67.00%	62.00%
Revenues | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers | customer	1	1
Concentration risk, percentage	16.00%	14.00%	11.00%
Revenues | Credit Concentration Risk [Member] | Additional customer
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%